Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2019
Segmental analysis
Schedule of operating segments

	Net	Net fees	Other			Impairment
	interest	and	non-interest	Total	Operating	(losses)/	Operating
	income	commissions	income	income	expenses	releases	profit/(loss)
Half year ended 30 June 2019	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	2,084	366	(3)	2,447	(1,229)	(181)	1,037
Ulster Bank RoI	200	51	32	283	(281)	21	23
Personal & Ulster	2,284	417	29	2,730	(1,510)	(160)	1,060
Commercial Banking	1,424	661	80	2,165	(1,262)	(202)	701
Private Banking	261	111	12	384	(232)	3	155
Commercial & Private Banking	1,685	772	92	2,549	(1,494)	(199)	856
RBS International	242	53	15	310	(119)	3	194
NatWest Markets	(122)	48	1,016	942	(678)	36	300
Central items & other	(85)	(15)	686	586	(299)	(3)	284
Total	4,004	1,275	1,838	7,117	(4,100)	(323)	2,694

Half year ended 30 June 2018*
UK Personal Banking	2,139	359	53	2,551	(1,291)	(131)	1,129
Ulster Bank RoI	224	43	45	312	(252)	26	86
Personal & Ulster	2,363	402	98	2,863	(1,543)	(105)	1,215
Commercial Banking	1,400	631	359	2,390	(1,140)	(35)	1,215
Private Banking	252	116	14	382	(225)	(1)	156
Commercial & Private Banking	1,652	747	373	2,772	(1,365)	(36)	1,371
RBS International	219	52	13	284	(114)	3	173
NatWest Markets	67	(7)	661	721	(671)	(4)	46
Central items & other	25	1	36	62	(1,042)	1	(979)
Total	4,326	1,195	1,181	6,702	(4,735)	(141)	1,826

*Restated. Refer to Note 1 for further details.

	Half year ended
	30 June 2019			30 June 2018*
		Inter			Inter
	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m
UK Personal Banking	3,118	32	3,150	3,096	30	3,126
Ulster Bank RoI	309	2	311	339	—	339
Personal & Ulster	3,427	34	3,461	3,435	30	3,465
Commercial Banking	2,173	63	2,236	2,354	42	2,396
Private Banking	343	120	463	333	88	421
Commercial & Private Banking	2,516	183	2,699	2,687	130	2,817
RBS International	319	15	334	235	79	314
NatWest Markets	1,494	510	2,004	953	259	1,212
Central items & other	1,397	(742)	655	961	(498)	463
Total	9,153	—	9,153	8,271	—	8,271

*Restated. Refer to Note 1 for further details.

Analysis of net fees and commissions

	Personal & Ulster		Commercial & Private
	UK Personal	Ulster	Commercial	Private	RBS	NatWest	Central items
	Banking	Bank RoI	Banking	Banking	International	Markets	& other	Total
Half year ended 30 June 2019	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Lending (credit facilities)	266	18	204	1	18	35	—	542
- Payment services	154	21	323	17	12	15	—	542
- Credit and debit card fees	189	10	84	6	1	—	—	290
- Underwriting fees	—	—	—	—	—	100	—	100
- Investment management, trustee and fiduciary services	22	2	3	91	20	—	—	138
- Other	36	6	82	12	3	88	(77)	150
Total	667	57	696	127	54	238	(77)	1,762
Fees and commissions payable	(301)	(6)	(35)	(16)	(1)	(190)	62	(487)
Net fees and commissions	366	51	661	111	53	48	(15)	1,275

Half year ended 30 June 2018*
Fees and commissions receivable
- Lending (credit facilities)	208	15	183	1	17	39	—	463
- Payment services	101	12	267	17	11	1	—	409
- Credit and debit card fees	222	12	86	6	—	—	—	326
- Underwriting fees	—	—	22	—	—	93	—	115
- Investment management, trustee and fiduciary services	25	2	—	95	21	—	—	143
- Other	37	5	99	12	3	90	(56)	190
Total	593	46	657	131	52	223	(56)	1,646
Fees and commissions payable	(234)	(3)	(26)	(15)	—	(230)	57	(451)
Net fees and commissions	359	43	631	116	52	(7)	1	1,195

*Restated. Refer to Note 1 for further details.

Total assets and liabilities

	30 June 2019		31 December 2018*
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
UK Personal Banking	173,860	150,573	171,011	148,793
Ulster Bank RoI	26,430	21,933	25,193	21,189
Personal & Ulster	200,290	172,506	196,204	169,982
Commercial Banking	165,594	139,098	166,478	139,803
Private Banking	21,909	28,188	21,983	28,554
Commercial & Private Banking	187,503	167,286	188,461	168,357
RBS International	30,413	28,325	28,398	27,663
NatWest Markets	278,949	261,084	244,531	227,399
Central items & other	32,714	54,431	36,641	54,344
Total	729,869	683,632	694,235	647,745

*Restated. Refer to Note 1 for further details.